Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Operating and Administrative Expenses
Consulting fees	$ 60,000	$ 97,500	$ 17,915
Depreciation	1,079	1,670	2,207
Directors’ fees	52,500	33,750	18,000
Finance costs		6,786	18,240
Investor relations	49,670	60,603	97,977
Management fees	72,000	154,500	30,000
Office and miscellaneous	55,001	28,123	40,029
Professional fees	66,702	169,845	215,740
Listing and filing fees	56,237	69,670	23,327
Salaries and benefits	118,686	159,457	91,470
Share-based payments	294,432	565,250	7,865
Travel	52,259	28,828	17,296
Total Operating and Administrative Expenses	878,566	1,375,982	580,066
Loss Before Other Items and Income Taxes	(878,566)	(1,375,982)	(580,066)
Other Items
Interest income	233,671
Other income	3,784
Gain on sale of exploration and evaluation assets		5,871,719
Finance income	189,154	117,379
Gain on sale of investments	14,635	93,693
Foreign exchange gain (loss)	1,150,371	(907,286)	21,927
Loss on sale of fixed asset	(15,641)	(34,183)
Other expenses	(289,136)
Income (Loss) Before Income Taxes	408,272	3,765,340	(558,139)
Current income tax recovery (expense)	309,024	(2,751,000)
Deferred income tax recovery (expense)	(13,000)	1,001,000	(423,000)
Income Tax Recovery (Expense)	296,024	(1,750,000)	(423,000)
Net Income (Loss)	704,296	2,015,340	(981,139)
Items that may be reclassified subsequently to income or loss
Unrealized gain (loss) on available for sale securities	(19,197)	(57,269)	40,449
Comprehensive Income (Loss)	$ 685,099	$ 1,958,071	$ (940,690)
Earnings (Loss) per Share - Basic and Diluted	$ 0.01	$ 0.04	$ (0.02)
Weighted Average Number of Common Shares Outstanding
Basic	48,672,608	47,570,158	48,396,734
Diluted	49,826,429	50,509,282	48,396,734